Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting policies [line items]
Fair value of trust assets	$ 218	$ 193
Depreciation method, property, plant and equipment	All depreciation is charged on a straight-line basis.
Lease expenses per annum	$ 58	48	$ 30
Depreciation,right of use assets	38	35	34
Interest expenses on additional lease liabilities	121	101	95
Payment of lease liabilites classified as financing activities	(660)	51	(471)
Right of use assets	490	513	486
Lease liabilities	660	670
Net assets liabilities	(1,465)	(1,131)	(1,354)
Impairment Charge	32
Trade and other payables	90	132
Prepayments	114	108
Previously stated [member]
Accounting policies [line items]
Interest expenses on additional lease liabilities		82	76
Payment of lease liabilites classified as financing activities		86	(446)
Net assets liabilities		(1,077)	(1,301)
Increase (decrease) due to application of IFRS 16 [member]
Accounting policies [line items]
Interest expenses on additional lease liabilities		19	19
Payment of lease liabilites classified as financing activities		(35)	(25)
Right of use assets		513	486
Net assets liabilities		(54)	$ (53)
Trade and other payables		35
Prepayments		3
UK Portfolio [member]
Accounting policies [line items]
Lease expenses per annum	$ 46
Remaining lease term	24 years
Impairment Charge	$ 32
Impairment on goodwill	49
UK Portfolio [member] | Discount rate, measurement input [member] | One percentage point increase [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	4
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	1
UK Portfolio [member]
Accounting policies [line items]
Impairment Charge	81
Fair value gains losses on contingent purchase consideration	38
Net impact before tax resulting from the reassessment of the hotel cash flows	43
Impairment on goodwill	49
UK Portfolio [member] | Revenue per available room [Member] | One percentage point decrease [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	23
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	3
Loyalty programme liability [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	16
System Fund [member] | Loyalty programme liability [member]
Accounting policies [line items]
Deferred revenue	1,233	1,181
Management Contract [Member] | Kimpton Management Contract Portfolio [Member]
Accounting policies [line items]
Impairment Charge	$ 50
Management Contract [Member] | Kimpton Management Contract Portfolio [Member] | Projected management fees [member]
Accounting policies [line items]
Reduction in management fees percent	10.00%
IFRS 16 [member]
Accounting policies [line items]
Depreciation,right of use assets		35
Decrease in operating lease rent expense		51
Interest expenses on additional lease liabilities		19
Payment of lease liabilites classified as financing activities		43
IFRS 16 [member] | PropertyPlant And Equipment Subject To Finance Leases [Member]
Accounting policies [line items]
Right of use assets		513
Lease liabilities		670
IFRS 16 [member] | PropertyPlant And Equipment Subject To Finance Leases [Member] | Previously stated [member]
Accounting policies [line items]
Right of use assets		174
Lease liabilities		$ 235
Management contracts [member] | Kimpton Management Contract Portfolio [Member] | One hotel attrition rate for 2020 [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	$ 3
Management contracts [member] | Kimpton Management Contract Portfolio [Member] | Discount rate, measurement input [member] | One percentage point increase [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, assets	7
Management contracts [member] | Kimpton Management Contract Portfolio [Member] | 10% reduction to Projected management fees [member] | Projected management fees [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, assets	$ 9
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill	straight-line
Maximum [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives	0 years
Maximum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	0 years
Maximum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	5 years
Minimum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	3 years
Minimum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	3 years